UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2019 Fund
Fidelity® Municipal Income 2021 Fund
Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Annual Report

June 30, 2019

Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Municipal Income 2019 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2019	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(1.72)%	0.39%	1.85%
Fidelity® Municipal Income 2019 Fund	1.31%	1.21%	2.46%
Class I	1.31%	1.21%	2.46%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2019 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$12,180	Fidelity® Municipal Income 2019 Fund
$14,047	Bloomberg Barclays Municipal Bond Index

Fidelity® Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2019	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(0.13)%	1.31%	2.81%
Fidelity® Municipal Income 2021 Fund	2.95%	2.13%	3.42%
Class I	2.95%	2.13%	3.42%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2021 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$13,138	Fidelity® Municipal Income 2021 Fund
$14,047	Bloomberg Barclays Municipal Bond Index

Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2019	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	1.63%	2.20%	1.96%
Fidelity® Municipal Income 2023 Fund	4.76%	3.03%	2.68%
Class I	4.76%	3.03%	2.68%

 A From April 23, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2023 Fund, a class of the fund, on April 23, 2013, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$11,779	Fidelity® Municipal Income 2023 Fund
$12,211	Bloomberg Barclays Municipal Bond Index

Fidelity® Municipal Income 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2019	Past 1 year	Life of fundA
Class A (incl. 2.75% sales charge)	4.30%	1.70%
Fidelity® Municipal Income 2025 Fund	7.52%	3.32%
Class I	7.52%	3.32%

 A From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2025 Fund, a class of the fund, on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$10,709	Fidelity® Municipal Income 2025 Fund
$10,843	Bloomberg Barclays Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a healthy gain for the 12 months ending June 30, 2019, supported by below-average bond issuance and strong investor demand. The Bloomberg Barclays Municipal Bond Index returned 6.71% for the year. Gross municipal bond issuance remained below the long-term historical average due to the elimination of tax-exempt advance refundings under the new tax law, historically a significant source of supply. Despite stable municipal finances and fairly benign inflation, the municipal market experienced volatility in September into October 2018, due to concerns that the U.S. Federal Reserve would continue to raise interest rates despite evidence of an international economic slowdown. Munis then rebounded in late 2018 and the first half of 2019 amid a pause in Fed interest rate hikes. Demand for fixed-income assets, in general, was strong, amid increased market volatility due to slowing global economic growth and rising international trade tension. In particular, demand for tax-exempt debt increased as wealthy taxpayers felt the full impact of tax reform passed in late 2017. The cap on the federal deduction for state and local taxes made tax-exempt debt more attractive, particularly in high-tax states. For the period, general obligation bonds gained 6.65%, with local bonds moderately outperforming state-backed bonds.

Comments from Co-Portfolio Managers Cormac Cullen, Elizah McLaughlin and Kevin Ramundo:  For the fiscal year, the share classes (excluding sales charges) of the 2021, 2023 and 2025 funds posted progressively higher gains that were in line with their respective Bloomberg Barclays benchmarks. In managing the fund, we continued to focus on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted returns over time. The funds benefited from overweightings in lower-rated investment-grade municipal bonds. These securities, typically rated A or BB, posted better returns than higher quality securities. Overweighting health care bonds also added value; it helped that the bonds of several hospital we favored performed quite well. On a relative basis, differences in the way the funds’ holdings and their respective index components were priced significantly helped the 2025 fund, hurt the 2023 portfolio, but negligibly impacted the 2021 fund. The funds maintained less sensitivity to interest rates, as measure by their durations, than their benchmarks, which detracted as the muni market rallied.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On July 5, 2019, the 2019 fund reached its target date and was liquidated, distributing its assets in cash to shareholders.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2019

% of fund's net assets
Pennsylvania	16.9
Florida	15.3
New Jersey	8.2
Arizona	5.3
Connecticut	5.0

Top Five Sectors as of June 30, 2019

% of fund's net assets
General Obligations	22.5
Escrowed/Pre-Refund	13.4
Education	7.2
Health Care	7.2
Transportation	7.2

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	0.4%
AA,A	49.0%
BBB	3.0%
Not Rated	11.3%
Short-Term Investments and Net Other Assets	36.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Schedule of Investments June 30, 2019

Showing Percentage of Net Assets

Municipal Bonds - 63.7%
	Principal Amount	Value
Arizona - 5.3%
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	350,000
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	645,000
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	$450,000	$450,000
Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	500,000

TOTAL ARIZONA		2,945,000

Connecticut - 5.0%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19 (Escrowed to Maturity)	1,825,000	1,825,000
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/19	500,000	500,000
Series 2012 J, 4% 7/1/19	450,000	450,000

TOTAL CONNECTICUT		2,775,000

Florida - 15.3%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	2,860,000	2,860,000
Series 2012 A, 5% 7/1/19	1,000,000	1,000,000
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	500,000
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	500,000
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	935,000
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	650,000
Series 2017 A, 5% 7/1/19	500,000	500,000
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	315,000
Series 2014 B, 5% 7/1/19	250,000	250,000
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,000,000

TOTAL FLORIDA		8,510,000

Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	250,000
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	250,000	250,000
Maryland - 1.4%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	800,000
Massachusetts - 1.9%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	505,000
Series 2016, 5% 7/1/19	575,000	575,000

TOTAL MASSACHUSETTS		1,080,000

New Jersey - 8.2%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,700,000
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	605,000
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	325,000
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	305,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,000,000
Series 2011, 5% 7/1/19	500,000	500,000
Series 2016 A, 5% 7/1/19	140,000	140,000

TOTAL NEW JERSEY		4,575,000

New Mexico - 1.1%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	600,000
New York - 3.4%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	275,000
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	250,000
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,000,000
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	350,000

TOTAL NEW YORK		1,875,000

North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. Series 2017 C, 4% 7/1/19	425,000	425,000
Oregon - 1.8%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,000,000
Pennsylvania - 16.9%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,700,000
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19	650,000	650,000
Series 2009, 5% 7/1/19	5,000,000	5,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	100,000
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,000,000
Shamokin-Coal Township Jt Swr. Auth. Series 2015 B, 4% 7/1/19	270,000	270,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	670,000

TOTAL PENNSYLVANIA		9,390,000

Texas - 1.8%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/19 (a)	1,000,000	1,000,000
TOTAL MUNICIPAL BONDS
(Cost $35,475,000)		35,475,000
	Shares	Value

Money Market Funds - 34.4%
Fidelity Municipal Cash Central Fund 2.00% (b)(c)
(Cost $19,140,000)	19,138,086	19,140,000
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $54,615,000)		54,615,000
NET OTHER ASSETS (LIABILITIES) - 1.9%		1,045,225
NET ASSETS - 100%		$55,660,225

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$31,626
Total	$31,626

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$35,475,000	$--	$35,475,000	$--
Money Market Funds	19,140,000	19,140,000	--	--
Total Investments in Securities:	$54,615,000	$19,140,000	$35,475,000	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	22.5%
Escrowed/Pre-Refunded	13.4%
Education	7.2%
Health Care	7.2%
Transportation	7.2%
Others*	42.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $35,475,000)	$35,475,000
Fidelity Central Funds (cost $19,140,000)	19,140,000
Total Investment in Securities (cost $54,615,000)		$54,615,000
Cash		215,310
Interest receivable		893,455
Distributions receivable from Fidelity Central Funds		24,765
Other receivables		135
Total assets		55,748,665
Liabilities
Payable for fund shares redeemed	56,372
Distributions payable	11,860
Accrued management fee	14,515
Transfer agent fee payable	4,840
Distribution and service plan fees payable	853
Total liabilities		88,440
Net Assets		$55,660,225
Net Assets consist of:
Paid in capital		$55,723,706
Total distributable earnings (loss)		(63,481)
Net Assets		$55,660,225
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,489,552 ÷ 330,153 shares)(a)		$10.57
Maximum offering price per share (100/97.25 of $10.57)		$10.87
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($43,456,407 ÷ 4,111,600 shares)		$10.57
Class I:
Net Asset Value, offering price and redemption price per share ($8,714,266 ÷ 824,448 shares)		$10.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2019
Investment Income
Interest		$1,237,594
Income from Fidelity Central Funds		31,626
Total income		1,269,220
Expenses
Management fee	$225,928
Transfer agent fees	75,309
Distribution and service plan fees	14,781
Independent trustees' fees and expenses	349
Commitment fees	238
Total expenses before reductions	316,605
Expense reductions	(498)
Total expenses after reductions		316,107
Net investment income (loss)		953,113
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,899)
Total net realized gain (loss)		(18,899)
Change in net unrealized appreciation (depreciation) on investment securities		17,782
Net gain (loss)		(1,117)
Net increase (decrease) in net assets resulting from operations		$951,996

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2019	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$953,113	$1,405,339
Net realized gain (loss)	(18,899)	(24,388)
Change in net unrealized appreciation (depreciation)	17,782	(592,040)
Net increase (decrease) in net assets resulting from operations	951,996	788,911
Distributions to shareholders	(973,657)	–
Distributions to shareholders from net investment income	–	(1,405,235)
Distributions to shareholders from net realized gain	–	(73,596)
Total distributions	(973,657)	(1,478,831)
Share transactions - net increase (decrease)	(47,696,294)	(9,052,743)
Total increase (decrease) in net assets	(47,717,955)	(9,742,663)
Net Assets
Beginning of period	103,378,180	113,120,843
End of period	$55,660,225	$103,378,180
Other Information
Undistributed net investment income end of period		$350

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2019 Fund Class A

Years ended June 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.63	$10.80	$10.69	$10.74
Income from Investment Operations
Net investment income (loss)A	.109	.112	.123	.144	.157
Net realized and unrealized gain (loss)	.002	(.053)	(.156)	.122	(.052)
Total from investment operations	.111	.059	(.033)	.266	.105
Distributions from net investment income	(.111)	(.112)	(.125)	(.144)	(.155)
Distributions from net realized gain	–	(.007)	(.012)	(.012)	–
Total distributions	(.111)	(.119)	(.137)	(.156)	(.155)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$10.57	$10.57	$10.63	$10.80	$10.69
Total ReturnC,D	1.06%	.56%	(.31)%	2.51%	.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.03%	1.05%	1.16%	1.34%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$3,490	$7,300	$9,800	$6,536	$7,522
Portfolio turnover rateG	-%	7%	13%	5%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund

Years ended June 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.63	$10.80	$10.69	$10.74
Income from Investment Operations
Net investment income (loss)A	.136	.138	.150	.171	.184
Net realized and unrealized gain (loss)	.002	(.053)	(.157)	.122	(.052)
Total from investment operations	.138	.085	(.007)	.293	.132
Distributions from net investment income	(.138)	(.138)	(.151)	(.171)	(.182)
Distributions from net realized gain	–	(.007)	(.012)	(.012)	–
Total distributions	(.138)	(.145)	(.163)	(.183)	(.182)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$10.57	$10.57	$10.63	$10.80	$10.69
Total ReturnC	1.31%	.81%	(.06)%	2.77%	1.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.28%	1.30%	1.41%	1.59%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$43,456	$67,100	$76,098	$54,610	$44,331
Portfolio turnover rateF	-%	7%	13%	5%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund Class I

Years ended June 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.63	$10.80	$10.69	$10.74
Income from Investment Operations
Net investment income (loss)A	.136	.138	.150	.170	.184
Net realized and unrealized gain (loss)	.002	(.053)	(.157)	.123	(.052)
Total from investment operations	.138	.085	(.007)	.293	.132
Distributions from net investment income	(.138)	(.138)	(.151)	(.171)	(.182)
Distributions from net realized gain	–	(.007)	(.012)	(.012)	–
Total distributions	(.138)	(.145)	(.163)	(.183)	(.182)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$10.57	$10.57	$10.63	$10.80	$10.69
Total ReturnC	1.31%	.81%	(.06)%	2.77%	1.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.28%	1.30%	1.41%	1.59%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$8,714	$28,978	$27,223	$27,941	$19,985
Portfolio turnover rateF	-%	7%	13%	5%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2019

% of fund's net assets
New Jersey	15.9
Illinois	9.1
Texas	9.0
Michigan	8.7
Florida	7.6

Top Five Sectors as of June 30, 2019

% of fund's net assets
General Obligations	23.3
Health Care	22.1
Transportation	17.8
Education	9.3
Water & Sewer	6.6

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	1.4%
AA,A	71.1%
BBB	19.1%
BB and Below	1.4%
Not Rated	5.8%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Schedule of Investments June 30, 2019

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Alabama - 3.0%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,047,820
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	523,960

TOTAL ALABAMA		1,571,780

Arizona - 5.9%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	268,128
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,069,230
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	637,591
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	321,444
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	261,619
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	538,100

TOTAL ARIZONA		3,096,112

California - 3.7%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	532,745
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	240,577
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2011 C, 5% 5/1/21 (a)	500,000	533,065
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	640,728

TOTAL CALIFORNIA		1,947,115

Connecticut - 2.4%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	533,185
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	$500,000	$531,195
Series K3, 5% 7/1/21	210,000	223,058

TOTAL CONNECTICUT		1,287,438

Florida - 7.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	535,890
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	454,461
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	804,450
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	804,293
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,064,020
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	348,858

TOTAL FLORIDA		4,011,972

Georgia - 2.0%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	263,940
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	725,307
Series 2011 B, 5% 1/1/21	85,000	89,349

TOTAL GEORGIA		1,078,596

Illinois - 9.1%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	421,080
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	211,868
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	564,081
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/21	300,000	319,224
Series 2016 C, 5% 2/15/21	1,035,000	1,094,440
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	525,170
Series 2013, 5% 7/1/21	510,000	540,636
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,053,170
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	53,476

TOTAL ILLINOIS		4,783,145

Indiana - 2.7%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	210,600
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (a)	500,000	525,430
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	267,605
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	322,122
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	105,547

TOTAL INDIANA		1,431,304

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	104,860
Massachusetts - 1.3%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	265,800
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	416,231

TOTAL MASSACHUSETTS		682,031

Michigan - 8.7%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	530,815
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	215,746
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	539,365
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,066,560
Series 2015 D1, 5% 7/1/21	500,000	534,555
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	320,205
Milan Area Schools Series 2019, 5% 5/1/21	305,000	324,886
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	234,758
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	798,900

TOTAL MICHIGAN		4,565,790

Minnesota - 1.4%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	416,784
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	334,499

TOTAL MINNESOTA		751,283

Nevada - 6.6%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,913,077
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	267,575
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	318,840

TOTAL NEVADA		3,499,492

New Jersey - 15.9%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	744,825
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	683,859
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	964,000
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	325,000	344,851
Series 2015 XX:
5% 6/15/21	1,000,000	1,062,120
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	965,644
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	576,277
Series 2013 A, 5% 7/1/21	100,000	106,984
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	523,418
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,070,250
Series 2017 A, 5% 7/1/21	170,000	181,664
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	265,158
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,405
Series 2011 B, 5% 6/15/21	750,000	797,033

TOTAL NEW JERSEY		8,390,488

New York - 2.1%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	532,005
New York Dorm. Auth. Revs. Series 2014, 5% 7/1/21	325,000	348,631
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	215,202

TOTAL NEW YORK		1,095,838

Ohio - 2.0%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,066,560
Oregon - 1.8%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21	230,000	237,516
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	695,266

TOTAL OREGON		932,782

Pennsylvania - 4.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	402,618
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	711,103
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	527,200
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	533,380

TOTAL PENNSYLVANIA		2,174,301

Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	347,662
South Carolina - 1.4%
Horry County School District Series 2011, 5% 3/1/21	700,000	742,959
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	273,072
Tennessee - 1.0%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	516,165
Texas - 9.0%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	268,160
5% 7/15/21	750,000	804,480
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	267,665
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,066,570
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	419,572
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	535,230
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	537,576
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	75,156
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	214,554
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	534,205

TOTAL TEXAS		4,723,168

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	117,337
Washington - 2.2%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	253,051
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	710,876
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	194,564

TOTAL WASHINGTON		1,158,491

Wisconsin - 3.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,069,710
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	106,494
Series 2014, 5% 5/1/21	540,000	569,014

TOTAL WISCONSIN		1,745,218

TOTAL MUNICIPAL BONDS
(Cost $51,085,493)		52,094,959
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $51,085,493)		52,094,959
NET OTHER ASSETS (LIABILITIES) - 1.2%		646,100
NET ASSETS - 100%		$52,741,059

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$904
Total	$904

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	23.3%
Health Care	22.1%
Transportation	17.8%
Education	9.3%
Water & Sewer	6.6%
Electric Utilities	6.0%
Escrowed/Pre-Refunded	6.0%
Special Tax	6.0%
Others* (Individually Less Than 5%)	2.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $51,085,493)		$52,094,959
Receivable for fund shares sold		26
Interest receivable		830,431
Distributions receivable from Fidelity Central Funds		52
Other receivables		73
Total assets		52,925,541
Liabilities
Payable to custodian bank	$111,824
Payable for fund shares redeemed	32,411
Distributions payable	21,508
Accrued management fee	13,206
Distribution and service plan fees payable	1,130
Other affiliated payables	4,403
Total liabilities		184,482
Net Assets		$52,741,059
Net Assets consist of:
Paid in capital		$51,764,698
Total distributable earnings (loss)		976,361
Net Assets		$52,741,059
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,434,649 ÷ 502,015 shares)(a)		$10.83
Maximum offering price per share (100/97.25 of $10.83)		$11.14
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($34,246,543 ÷ 3,163,544 shares)		$10.83
Class I:
Net Asset Value, offering price and redemption price per share ($13,059,867 ÷ 1,206,420 shares)		$10.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2019
Investment Income
Interest		$1,449,663
Income from Fidelity Central Funds		904
Total income		1,450,567
Expenses
Management fee	$176,003
Transfer agent fees	58,668
Distribution and service plan fees	16,059
Independent trustees' fees and expenses	259
Commitment fees	167
Total expenses before reductions	251,156
Expense reductions	(318)
Total expenses after reductions		250,838
Net investment income (loss)		1,199,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,600
Total net realized gain (loss)		5,600
Change in net unrealized appreciation (depreciation) on investment securities		369,094
Net gain (loss)		374,694
Net increase (decrease) in net assets resulting from operations		$1,574,423

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2019	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,199,729	$1,299,709
Net realized gain (loss)	5,600	16,070
Change in net unrealized appreciation (depreciation)	369,094	(1,230,443)
Net increase (decrease) in net assets resulting from operations	1,574,423	85,336
Distributions to shareholders	(1,199,701)	–
Distributions to shareholders from net investment income	–	(1,299,707)
Total distributions	(1,199,701)	(1,299,707)
Share transactions - net increase (decrease)	(11,091,460)	(3,046,970)
Total increase (decrease) in net assets	(10,716,738)	(4,261,341)
Net Assets
Beginning of period	63,457,797	67,719,138
End of period	$52,741,059	$63,457,797

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2021 Fund Class A

Years ended June 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$10.93	$11.19	$10.83	$10.86
Income from Investment Operations
Net investment income (loss)A	.196	.186	.188	.204	.221
Net realized and unrealized gain (loss)	.090	(.191)	(.238)	.376	(.016)
Total from investment operations	.286	(.005)	(.050)	.580	.205
Distributions from net investment income	(.196)	(.185)	(.188)	(.205)	(.221)
Distributions from net realized gain	–	–	(.022)	(.015)	(.014)
Total distributions	(.196)	(.185)	(.210)	(.220)	(.235)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$10.83	$10.74	$10.93	$11.19	$10.83
Total ReturnC,D	2.69%	(.04)%	(.44)%	5.40%	1.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.82%	1.71%	1.71%	1.85%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,435	$7,399	$11,790	$11,915	$10,191
Portfolio turnover rateG	3%	8%	14%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund

Years ended June 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$10.93	$11.19	$10.83	$10.86
Income from Investment Operations
Net investment income (loss)A	.222	.212	.215	.231	.248
Net realized and unrealized gain (loss)	.091	(.190)	(.238)	.376	(.016)
Total from investment operations	.313	.022	(.023)	.607	.232
Distributions from net investment income	(.223)	(.212)	(.215)	(.232)	(.248)
Distributions from net realized gain	–	–	(.022)	(.015)	(.014)
Total distributions	(.223)	(.212)	(.237)	(.247)	(.262)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$10.83	$10.74	$10.93	$11.19	$10.83
Total ReturnC	2.95%	.21%	(.19)%	5.67%	2.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.07%	1.96%	1.96%	2.10%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$34,247	$33,746	$36,809	$35,297	$24,594
Portfolio turnover rateF	3%	8%	14%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund Class I

Years ended June 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$10.93	$11.19	$10.83	$10.86
Income from Investment Operations
Net investment income (loss)A	.222	.212	.215	.231	.247
Net realized and unrealized gain (loss)	.091	(.190)	(.238)	.376	(.015)
Total from investment operations	.313	.022	(.023)	.607	.232
Distributions from net investment income	(.223)	(.212)	(.215)	(.232)	(.248)
Distributions from net realized gain	–	–	(.022)	(.015)	(.014)
Total distributions	(.223)	(.212)	(.237)	(.247)	(.262)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$10.83	$10.74	$10.93	$11.19	$10.83
Total ReturnC	2.95%	.21%	(.19)%	5.67%	2.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.07%	1.96%	1.96%	2.10%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$13,060	$22,313	$19,120	$18,771	$15,758
Portfolio turnover rateF	3%	8%	14%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2019

% of fund's net assets
Illinois	16.7
Florida	9.2
Ohio	7.0
New Jersey	6.5
Pennsylvania	5.5

Top Five Sectors as of June 30, 2019

% of fund's net assets
General Obligations	32.5
Health Care	23.7
Transportation	19.2
Electric Utilities	7.2
Education	6.1

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AA,A	79.9%
BBB	17.3%
BB and Below	1.6%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Schedule of Investments June 30, 2019

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount	Value
Alabama - 1.9%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$556,900
Series 2016 B, 5% 3/1/23	100,000	111,380

TOTAL ALABAMA		668,280

Arizona - 3.9%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/23 (a)	200,000	229,416
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	349,298
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	510,557
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	283,643

TOTAL ARIZONA		1,372,914

California - 1.9%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	135,570
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (b)	120,000	135,906
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	182,772
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	225,506

TOTAL CALIFORNIA		679,754

Colorado - 1.6%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (c)	200,000	206,716
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	226,960
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	114,136

TOTAL COLORADO		547,812

Connecticut - 3.4%
Connecticut Gen. Oblig.:
Series 2018 C, 5% 6/15/23	200,000	226,304
Series 2019 A, 5% 4/15/23	200,000	225,264
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23	65,000	67,979
Series K1, 5% 7/1/23	500,000	556,790
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	111,475

TOTAL CONNECTICUT		1,187,812

Florida - 9.2%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	284,688
Series 2015 B, 5% 7/1/23	45,000	51,225
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	565,625
Hillsborough County Aviation Auth. Rev. Series 2018 E, 5% 10/1/23 (b)	450,000	512,492
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	562,720
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	218,130
Series 2014 B, 5% 7/1/23	90,000	101,626
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,831
Series 2015 D, 5% 2/1/23	650,000	727,929
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	164,513

TOTAL FLORIDA		3,222,779

Georgia - 1.5%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (c)	300,000	307,677
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	234,020

TOTAL GEORGIA		541,697

Illinois - 16.7%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	447,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	222,084
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	557,890
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	562,620
Series 2019, 5% 4/1/23	500,000	562,360
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	325,521
Series 2014, 5% 2/1/23	250,000	273,385
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	568,502
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	92,077
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	892,963
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	554,960
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	127,770
Series 2002:
5.7% 6/15/23	45,000	50,702
5.7% 6/15/23 (Escrowed to Maturity)	45,000	52,453
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	561,310

TOTAL ILLINOIS		5,851,797

Indiana - 2.4%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	284,065
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (b)	500,000	554,670

TOTAL INDIANA		838,735

Louisiana - 1.7%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	602,370
Maine - 0.6%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23	200,000	205,724
Massachusetts - 3.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	58,096
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	258,005
Series 2019 A, 5% 7/1/23	200,000	224,352
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	500,000	566,455

TOTAL MASSACHUSETTS		1,106,908

Michigan - 4.9%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,837
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	439,089
Milan Area Schools Series 2019, 5% 5/1/23	590,000	665,349
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	566,650

TOTAL MICHIGAN		1,727,925

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	279,603
Nevada - 4.8%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (b)	1,000,000	1,131,242
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	124,526
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	428,131

TOTAL NEVADA		1,683,899

New Jersey - 6.5%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	278,128
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	608,256
Series 2015 XX, 5% 6/15/23	250,000	278,405
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	113,042
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	227,750
Series 2013, 5% 7/1/23	200,000	227,248
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	267,943
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	286,728

TOTAL NEW JERSEY		2,287,500

New York - 5.0%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	114,883
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	393,768
Series 2014 B, 5% 7/1/23	285,000	320,639
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	599,801
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	341,499

TOTAL NEW YORK		1,770,590

Ohio - 7.0%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	559,000
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	441,756
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	500,000	562,055
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	111,619
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	223,904
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	565,360

TOTAL OHIO		2,463,694

Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	265,610
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	283,228

TOTAL OREGON		548,838

Pennsylvania - 5.5%
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23 (a)	200,000	219,646
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	351,764
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	283,425
Series 2014, 5% 7/1/23	500,000	571,050
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	113,958
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	382,378

TOTAL PENNSYLVANIA		1,922,221

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	280,428
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	170,124
Tennessee - 1.5%
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	500,000	535,980
Texas - 4.2%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	283,338
Series 2015 D, 5% 5/15/23	500,000	566,675
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	336,492
Series 2015 B, 5% 1/1/23	250,000	280,410

TOTAL TEXAS		1,466,915

Virginia - 1.2%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(c)	200,000	204,314
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	225,976

TOTAL VIRGINIA		430,290

Washington - 4.4%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	282,605
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	338,361
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	330,129
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	150,238
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	429,088

TOTAL WASHINGTON		1,530,421

Wisconsin - 3.0%
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	562,320
Series 2018, 5% 4/1/23	450,000	508,406

TOTAL WISCONSIN		1,070,726

TOTAL MUNICIPAL BONDS
(Cost $33,905,500)		34,995,736
	Shares	Value

Money Market Funds - 0.4%
Fidelity Municipal Cash Central Fund 2.00% (d)(e)
(Cost $150,000)	149,985	150,000
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $34,055,500)		35,145,736
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(52,186)
NET ASSETS - 100%		$35,093,550

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$2,800
Total	$2,800

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$34,995,736	$--	$34,995,736	$--
Money Market Funds	150,000	150,000	--	--
Total Investments in Securities:	$35,145,736	$150,000	$34,995,736	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.5%
Health Care	23.7%
Transportation	19.2%
Electric Utilities	7.2%
Education	6.1%
Others* (Individually Less Than 5%)	11.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $33,905,500)	$34,995,736
Fidelity Central Funds (cost $150,000)	150,000
Total Investment in Securities (cost $34,055,500)		$35,145,736
Cash		17,154
Receivable for fund shares sold		5,229
Interest receivable		475,597
Distributions receivable from Fidelity Central Funds		296
Other receivables		85
Total assets		35,644,097
Liabilities
Payable for investments purchased on a delayed delivery basis	$440,686
Payable for fund shares redeemed	78,979
Distributions payable	18,772
Accrued management fee	8,700
Distribution and service plan fees payable	510
Other affiliated payables	2,900
Total liabilities		550,547
Net Assets		$35,093,550
Net Assets consist of:
Paid in capital		$34,162,231
Total distributable earnings (loss)		931,319
Net Assets		$35,093,550
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,486,649 ÷ 240,453 shares)(a)		$10.34
Maximum offering price per share (100/97.25 of $10.34)		$10.63
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($23,222,756 ÷ 2,245,694 shares)		$10.34
Class I:
Net Asset Value, offering price and redemption price per share ($9,384,145 ÷ 907,440 shares)		$10.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2019
Investment Income
Interest		$847,296
Income from Fidelity Central Funds		2,800
Total income		850,096
Expenses
Management fee	$101,559
Transfer agent fees	33,853
Distribution and service plan fees	6,000
Independent trustees' fees and expenses	146
Commitment fees	93
Total expenses before reductions	141,651
Expense reductions	(244)
Total expenses after reductions		141,407
Net investment income (loss)		708,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(99,128)
Total net realized gain (loss)		(99,128)
Change in net unrealized appreciation (depreciation) on investment securities		903,086
Net gain (loss)		803,958
Net increase (decrease) in net assets resulting from operations		$1,512,647

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2019	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$708,689	$681,215
Net realized gain (loss)	(99,128)	(44,087)
Change in net unrealized appreciation (depreciation)	903,086	(606,126)
Net increase (decrease) in net assets resulting from operations	1,512,647	31,002
Distributions to shareholders	(707,889)	–
Distributions to shareholders from net investment income	–	(681,199)
Total distributions	(707,889)	(681,199)
Share transactions - net increase (decrease)	(928,306)	6,628,161
Total increase (decrease) in net assets	(123,548)	5,977,964
Net Assets
Beginning of period	35,217,098	29,239,134
End of period	$35,093,550	$35,217,098
Other Information
Distributions in excess of net investment income end of period		$(9,629)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

Years ended June 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.25	$10.54	$9.95	$9.90
Income from Investment Operations
Net investment income (loss)A	.189	.175	.183	.177	.202
Net realized and unrealized gain (loss)	.259	(.171)	(.272)	.596	.050
Total from investment operations	.448	.004	(.089)	.773	.252
Distributions from net investment income	(.188)	(.174)	(.184)	(.183)	(.202)
Distributions from net realized gain	–	–	(.017)	–	–
Total distributions	(.188)	(.174)	(.201)	(.183)	(.202)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$10.34	$10.08	$10.25	$10.54	$9.95
Total ReturnC,D	4.50%	.04%	(.83)%	7.84%	2.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.86%	1.71%	1.78%	1.74%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,487	$2,390	$3,352	$5,000	$4,724
Portfolio turnover rateG	18%	12%	8%	19%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

Years ended June 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.24	$10.54	$9.95	$9.90
Income from Investment Operations
Net investment income (loss)A	.214	.199	.209	.204	.227
Net realized and unrealized gain (loss)	.260	(.159)	(.283)	.594	.050
Total from investment operations	.474	.040	(.074)	.798	.277
Distributions from net investment income	(.214)	(.200)	(.209)	(.208)	(.227)
Distributions from net realized gain	–	–	(.017)	–	–
Total distributions	(.214)	(.200)	(.226)	(.208)	(.227)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$10.34	$10.08	$10.24	$10.54	$9.95
Total ReturnC	4.76%	.39%	(.68)%	8.11%	2.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.11%	1.96%	2.03%	1.99%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$23,223	$18,883	$14,238	$18,465	$11,424
Portfolio turnover rateF	18%	12%	8%	19%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

Years ended June 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.24	$10.54	$9.95	$9.90
Income from Investment Operations
Net investment income (loss)A	.213	.199	.209	.204	.227
Net realized and unrealized gain (loss)	.261	(.159)	(.283)	.594	.050
Total from investment operations	.474	.040	(.074)	.798	.277
Distributions from net investment income	(.214)	(.200)	(.209)	(.208)	(.227)
Distributions from net realized gain	–	–	(.017)	–	–
Total distributions	(.214)	(.200)	(.226)	(.208)	(.227)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$10.34	$10.08	$10.24	$10.54	$9.95
Total ReturnC	4.76%	.39%	(.68)%	8.11%	2.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.11%	1.96%	2.03%	1.99%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$9,384	$13,944	$11,649	$15,112	$7,913
Portfolio turnover rateF	18%	12%	8%	19%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2019

% of fund's net assets
Illinois	11.5
Florida	9.3
Pennsylvania	8.3
Massachusetts	7.2
New Jersey	5.9

Top Five Sectors as of June 30, 2019

% of fund's net assets
Health Care	26.2
General Obligations	23.9
Transportation	22.5
Education	17.8
Special Tax	3.8

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	1.0%
AA,A	76.6%
BBB	17.9%
BB and Below	2.4%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Schedule of Investments June 30, 2019

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value
Arizona - 5.4%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	299,298
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	89,885
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$296,778
Series 2017 B, 5% 7/1/25	250,000	300,568
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	300,408

TOTAL ARIZONA		1,286,937

California - 4.3%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	479,577
Poway Unified School District Series 2009, 0% 8/1/25	90,000	80,719
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	179,105
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	293,970

TOTAL CALIFORNIA		1,033,371

Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	175,502
Connecticut - 5.4%
Connecticut Gen. Oblig. Series 2015 B, 5% 6/15/25	175,000	207,099
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	47,459
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	472,840
Series K1, 5% 7/1/25	280,000	323,915
Series K3, 5% 7/1/25	200,000	231,246

TOTAL CONNECTICUT		1,282,559

District Of Columbia - 1.6%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	88,466
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	301,045

TOTAL DISTRICT OF COLUMBIA		389,511

Florida - 9.3%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	593,980
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/25 (a)	300,000	356,583
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	298,193
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	509,903
Palm Beach County School Board Ctfs. of Prtn. (Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/25	50,000	60,172
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	47,736
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	239,234
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	117,961

TOTAL FLORIDA		2,223,762

Illinois - 11.5%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	116,339
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	291,018
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	230,000	267,267
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	166,972
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	239,024
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	222,088
Series 2017 D, 5% 11/1/25	25,000	28,422
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	163,793
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	232,025
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	429,109
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	675,000	587,034

TOTAL ILLINOIS		2,743,091

Indiana - 0.4%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)(c)	55,000	56,524
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,726

TOTAL INDIANA		86,250

Kentucky - 2.0%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	119,252
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	352,863

TOTAL KENTUCKY		472,115

Louisiana - 0.5%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	115,603
Maine - 3.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25	265,000	291,701
Series 2017 A, 4% 7/1/25	465,000	521,372
Series 2017 B, 4% 7/1/25	100,000	112,123

TOTAL MAINE		925,196

Maryland - 1.8%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	178,254
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	250,058

TOTAL MARYLAND		428,312

Massachusetts - 7.2%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	288,873
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	146,801
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	11,794
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	178,443
Series 2019, 5% 7/1/25	170,000	199,689
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	292,733
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	500,000	594,810

TOTAL MASSACHUSETTS		1,713,143

Michigan - 3.7%
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	176,196
Milan Area Schools Series 2019, 5% 5/1/25	355,000	420,054
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	279,043

TOTAL MICHIGAN		875,293

Missouri - 4.6%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	444,840
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	295,838
Series 2019 C, 5% 7/1/25	290,000	346,817

TOTAL MISSOURI		1,087,495

Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	71,192
New Hampshire - 1.3%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	59,277
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	239,946

TOTAL NEW HAMPSHIRE		299,223

New Jersey - 5.9%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	230,570
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	288,213
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	124,187
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,583
Series 2016 E, 5% 7/1/25	50,000	59,137
New Jersey Health Care Facilities Fing. Auth. Rev.:
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	375,000	435,416
Series 2016 A, 5% 7/1/25	100,000	119,529
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	20,000	23,289
New Jersey Trans. Trust Fund Auth.:
Series 2016 A, 5% 6/15/25	40,000	46,917
Series AA, 5% 6/15/25	50,000	57,643

TOTAL NEW JERSEY		1,402,484

New York - 2.0%
Dutchess County Local Dev. Corp. Rev. (Health Quest Sys. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,557
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (a)	255,000	296,149
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	116,847
Series 2018, 5% 1/1/25	15,000	17,340

TOTAL NEW YORK		465,893

Ohio - 4.8%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	176,103
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	164,696
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	234,140
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	238,176
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	220,465
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	116,034

TOTAL OHIO		1,149,614

Oregon - 3.0%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	216,752
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (a)	420,000	499,376

TOTAL OREGON		716,128

Pennsylvania - 8.3%
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	20,000	23,283
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	118,450
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/25 (b)	200,000	230,366
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	144,074
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	141,525
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	100,000	117,810
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	58,393
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/25	200,000	235,922
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	200,000	235,314
Series 2015 AQ, 5% 6/15/25	200,000	237,430
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,652
Series 2018 A, 5% 9/1/25	50,000	59,130
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	356,763

TOTAL PENNSYLVANIA		1,982,112

Tennessee - 1.3%
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,304
Series 2017, 5% 4/1/25	265,000	303,425

TOTAL TENNESSEE		320,729

Texas - 2.0%
Dallas County Gen. Oblig. Series 2016, 5% 8/15/25	200,000	240,786
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	235,672

TOTAL TEXAS		476,458

Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	35,426
Vermont - 0.5%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/25 (a)	105,000	121,875
Washington - 2.3%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (a)	465,000	548,798
Wisconsin - 5.8%
Wisconsin Gen. Oblig. Series 2016 B, 5% 5/1/25	900,000	1,080,418
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	155,000	183,057
5% 9/1/25	100,000	114,989

TOTAL WISCONSIN		1,378,464

TOTAL MUNICIPAL BONDS
(Cost $23,095,780)		23,806,536
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $23,095,780)		23,806,536
NET OTHER ASSETS (LIABILITIES) - 0.1%		30,024
NET ASSETS - 100%		$23,836,560

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,101
Total	$1,101

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	26.2%
General Obligations	23.9%
Transportation	22.5%
Education	17.8%
Others* (Individually Less Than 5%)	9.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $23,095,780)		$23,806,536
Receivable for fund shares sold		25,059
Interest receivable		318,926
Distributions receivable from Fidelity Central Funds		112
Other receivables		90
Total assets		24,150,723
Liabilities
Payable to custodian bank	$15,994
Payable for investments purchased on a delayed delivery basis	284,302
Payable for fund shares redeemed	982
Distributions payable	4,397
Accrued management fee	5,866
Distribution and service plan fees payable	666
Other affiliated payables	1,956
Total liabilities		314,163
Net Assets		$23,836,560
Net Assets consist of:
Paid in capital		$23,181,909
Total distributable earnings (loss)		654,651
Net Assets		$23,836,560
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,329,094 ÷ 323,587 shares)(a)		$10.29
Maximum offering price per share (100/97.25 of $10.29)		$10.58
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($15,780,198 ÷ 1,533,766 shares)		$10.29
Class I:
Net Asset Value, offering price and redemption price per share ($4,727,268 ÷ 459,430 shares)		$10.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2019
Investment Income
Interest		$435,562
Income from Fidelity Central Funds		1,101
Total income		436,663
Expenses
Management fee	$53,172
Transfer agent fees	17,724
Distribution and service plan fees	6,832
Independent trustees' fees and expenses	72
Commitment fees	43
Total expenses before reductions	77,843
Expense reductions	(153)
Total expenses after reductions		77,690
Net investment income (loss)		358,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12,134
Total net realized gain (loss)		12,134
Change in net unrealized appreciation (depreciation) on investment securities		976,046
Net gain (loss)		988,180
Net increase (decrease) in net assets resulting from operations		$1,347,153

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2019	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$358,973	$250,898
Net realized gain (loss)	12,134	(68,247)
Change in net unrealized appreciation (depreciation)	976,046	(218,912)
Net increase (decrease) in net assets resulting from operations	1,347,153	(36,261)
Distributions to shareholders	(358,966)	–
Distributions to shareholders from net investment income	–	(250,939)
Total distributions	(358,966)	(250,939)
Share transactions - net increase (decrease)	7,625,604	5,257,459
Total increase (decrease) in net assets	8,613,791	4,970,259
Net Assets
Beginning of period	15,222,769	10,252,510
End of period	$23,836,560	$15,222,769

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

Years ended June 30,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.180	.163	.002
Net realized and unrealized gain (loss)	.521	(.192)	(.040)
Total from investment operations	.701	(.029)	(.038)
Distributions from net investment income	(.181)	(.161)	(.002)
Total distributions	(.181)	(.161)	(.002)
Net asset value, end of period	$10.29	$9.77	$9.96
Total ReturnC,D,E	7.25%	(.29)%	(.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%	.65%	.65%H
Expenses net of fee waivers, if any	.65%	.65%	.65%H
Expenses net of all reductions	.65%	.65%	.62%H
Net investment income (loss)	1.81%	1.65%	.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,329	$2,482	$2,489
Portfolio turnover rateI	17%	44%	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

Years ended June 30,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.205	.187	.004
Net realized and unrealized gain (loss)	.521	(.191)	(.040)
Total from investment operations	.726	(.004)	(.036)
Distributions from net investment income	(.206)	(.186)	(.004)
Total distributions	(.206)	(.186)	(.004)
Net asset value, end of period	$10.29	$9.77	$9.96
Total ReturnC,D	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%	.40%	.40%G
Expenses net of all reductions	.40%	.40%	.37%G
Net investment income (loss)	2.06%	1.90%	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,780	$8,947	$5,273
Portfolio turnover rateH	17%	44%	- %I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

Years ended June 30,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.205	.187	.004
Net realized and unrealized gain (loss)	.521	(.191)	(.040)
Total from investment operations	.726	(.004)	(.036)
Distributions from net investment income	(.206)	(.186)	(.004)
Total distributions	(.206)	(.186)	(.004)
Net asset value, end of period	$10.29	$9.77	$9.96
Total ReturnC,D	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%	.40%	.40%G
Expenses net of all reductions	.40%	.40%	.37%G
Net investment income (loss)	2.06%	1.90%	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,727	$3,794	$2,490
Portfolio turnover rateH	17%	44%	- %I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2019

1. Organization.

Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal 2025 Fund is non-diversified fund. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 29, 2018, the Fidelity Municipal Income 2019 Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2019 Fund	$54,615,000	$–	$–	$–
Fidelity Municipal Income 2021 Fund	51,085,493	1,020,396	(10,930)	1,009,466
Fidelity Municipal Income 2023 Fund	34,050,815	1,099,099	(4,178)	1,094,921
Fidelity Municipal Income 2025 Fund	23,095,780	712,329	(1,573)	710,756

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2019 Fund	$–	$(43,288)	$–
Fidelity Municipal Income 2021 Fund	29	(33,134)	1,009,466
Fidelity Municipal Income 2023 Fund	–	(150,087)	1,094,921
Fidelity Municipal Income 2025 Fund	8	(56,114)	710,756

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Municipal Income 2019 Fund	$(22,793)	$(20,495)	$(43,288)	$(43,288)
Fidelity Municipal Income 2021 Fund	(33,134)	–	(33,134)	(33,134)
Fidelity Municipal Income 2023 Fund	(79,761)	(70,326)	(150,087)	(150,087)
Fidelity Municipal Income 2025 Fund	(56,114)	–	(56,114)	(56,114)

The tax character of distributions paid was as follows:

June 30, 2019
Tax-Exempt Income
Fidelity Municipal Income 2019 Fund	$973,657
Fidelity Municipal Income 2021 Fund	1,199,701
Fidelity Municipal Income 2023 Fund	707,889
Fidelity Municipal Income 2025 Fund	358,966

June 30, 2018
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2019 Fund	$1,405,235	$73,596	$1,478,831
Fidelity Municipal Income 2021 Fund	1,299,707	–	1,299,707
Fidelity Municipal Income 2023 Fund	681,199	–	681,199
Fidelity Municipal Income 2025 Fund	250,939	–	250,939

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2019 Fund	–	63,687,611
Fidelity Municipal Income 2021 Fund	1,947,849	11,485,944
Fidelity Municipal Income 2023 Fund	7,126,106	6,066,949
Fidelity Municipal Income 2025 Fund	11,166,392	3,023,730

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	.25%	$14,781	$494
Fidelity Municipal Income 2021 Fund
Class A	.25%	$16,059	$657
Fidelity Municipal Income 2023 Fund
Class A	.25%	$6,000	$195
Fidelity Municipal Income 2025 Fund
Class A	.25%	$6,832	$6,693

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	$65
Fidelity Municipal Income 2023 Fund
Class A	$6

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2019 Fund
Class A	$5,912
Municipal Income 2019	54,666
Class I	14,731
$75,309
Fidelity Municipal Income 2021 Fund
Class A	$6,424
Municipal Income 2021	34,143
Class I	18,101
$58,668
Fidelity Municipal Income 2023 Fund
Class A	$2,400
Municipal Income 2023	20,885
Class I	10,568
$33,853
Fidelity Municipal Income 2025 Fund
Class A	$2,733
Municipal Income 2025	10,858
Class I	4,133
$17,724

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2019 Fund	$238
Fidelity Municipal Income 2021 Fund	167
Fidelity Municipal Income 2023 Fund	93
Fidelity Municipal Income 2025 Fund	43

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Municipal Income 2019 Fund	$498
Fidelity Municipal Income 2021 Fund	318
Fidelity Municipal Income 2023 Fund	244
Fidelity Municipal Income 2025 Fund	153

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended June 30, 2019	Year ended June 30, 2018
Fidelity Municipal Income 2019 Fund
Distributions to shareholders
Class A	$62,877	$ -
Municipal Income 2019	715,541	–
Class I	195,239	–
Total	$973,657	$–
From net investment income
Class A	$–	$95,169
Municipal Income 2019	–	937,207
Class I	–	372,859
Total	$–	$1,405,235
From net realized gain
Class A	$–	$6,266
Municipal Income 2019	–	48,674
Class I	–	18,656
Total	$–	$73,596
Fidelity Municipal Income 2021 Fund
Distributions to shareholders
Class A	$117,146	$–
Municipal Income 2021	708,884	–
Class I	373,671	–
Total	$1,199,701	$–
From net investment income
Class A	$–	$157,443
Municipal Income 2021	–	722,655
Class I	–	419,609
Total	$–	$1,299,707
Fidelity Municipal Income 2023 Fund
Distributions to shareholders
Class A	$44,681	$–
Municipal Income 2023	441,054	–
Class I	222,154	–
Total	$707,889	$–
From net investment income
Class A	$–	$45,090
Municipal Income 2023	–	366,187
Class I	–	269,922
Total	$–	$681,199
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$49,668	$–
Municipal Income 2025	223,806	–
Class I	85,492	–
Total	$358,966	$–
From net investment income
Class A	$–	$40,552
Municipal Income 2025	–	150,650
Class I	–	59,737
Total	$–	$250,939

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2019	Year ended June 30, 2018
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	2	264,063	$22	$2,807,378
Reinvestment of distributions	5,878	9,522	62,073	100,930
Shares redeemed	(366,421)	(504,653)	(3,870,842)	(5,346,205)
Net increase (decrease)	(360,541)	(231,068)	$(3,808,747)	$(2,437,897)
Municipal Income 2019
Shares sold	2,338	2,628,223	$24,709	$27,854,565
Reinvestment of distributions	53,461	73,536	564,501	779,182
Shares redeemed	(2,293,162)	(3,510,533)	(24,218,575)	(37,185,558)
Net increase (decrease)	(2,237,363)	(808,774)	$(23,629,365)	$(8,551,811)
Class I
Shares sold	3,508	1,105,976	$37,102	$11,721,290
Reinvestment of distributions	17,276	31,680	182,430	335,634
Shares redeemed	(1,938,221)	(956,399)	(20,477,714)	(10,119,959)
Net increase (decrease)	(1,917,437)	181,257	$(20,258,182)	$1,936,965
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	26,971	98,718	$289,031	$1,068,296
Reinvestment of distributions	10,885	14,484	116,936	157,066
Shares redeemed	(224,540)	(503,149)	(2,414,719)	(5,463,013)
Net increase (decrease)	(186,684)	(389,947)	$(2,008,752)	$(4,237,651)
Municipal Income 2021
Shares sold	756,961	885,963	$8,102,271	$9,631,269
Reinvestment of distributions	45,356	50,631	487,379	548,743
Shares redeemed	(780,085)	(1,162,839)	(8,371,803)	(12,564,474)
Net increase (decrease)	22,232	(226,245)	$217,847	$(2,384,462)
Class I
Shares sold	457,424	623,676	$4,911,161	$6,787,255
Reinvestment of distributions	29,592	31,502	317,748	341,131
Shares redeemed	(1,357,731)	(327,302)	(14,529,464)	(3,553,243)
Net increase (decrease)	(870,715)	327,876	$(9,300,555)	$3,575,143
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	46,368	24,749	$470,164	$253,443
Reinvestment of distributions	3,954	4,150	40,126	42,254
Shares redeemed	(46,890)	(119,103)	(473,664)	(1,223,314)
Net increase (decrease)	3,432	(90,204)	$36,626	$(927,617)
Municipal Income 2023
Shares sold	731,797	1,060,815	$7,360,601	$10,885,245
Reinvestment of distributions	29,168	27,453	295,905	279,009
Shares redeemed	(388,160)	(605,152)	(3,919,495)	(6,153,584)
Net increase (decrease)	372,805	483,116	$3,737,011	$5,010,670
Class I
Shares sold	323,696	526,604	$3,278,516	$5,400,900
Reinvestment of distributions	16,966	20,634	171,828	209,771
Shares redeemed	(816,137)	(301,379)	(8,152,287)	(3,065,563)
Net increase (decrease)	(475,475)	245,859	$(4,701,943)	$2,545,108
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	66,981	–	$674,010	$–
Reinvestment of distributions	4,985	4,115	49,668	40,552
Shares redeemed	(2,541)	–	(25,535)	–
Net increase (decrease)	69,425	4,115	$698,143	$40,552
Municipal Income 2025
Shares sold	666,016	450,315	$6,696,191	$4,475,703
Reinvestment of distributions	19,392	13,841	193,626	136,321
Shares redeemed	(67,588)	(77,898)	(669,904)	(768,287)
Net increase (decrease)	617,820	386,258	$6,219,913	$3,843,737
Class I
Shares sold	150,280	132,730	$1,472,253	$1,318,880
Reinvestment of distributions	7,823	6,073	77,828	59,737
Shares redeemed	(87,028)	(557)	(842,533)	(5,447)
Net increase (decrease)	71,075	138,246	$707,548	$1,373,170

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	45%

In January 2017, Fidelity Municipal Income 2019 Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund distributed all of its net assets to its shareholders on July 5, 2019.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the two years in the period then ended and for the period from May 25, 2017 (commencement of operations) to June 30, 2017 for Fidelity Municipal Income 2025 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period defined above) in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 13, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 274 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Fidelity Municipal Income 2019 Fund
Class A	.66%
Actual		$1,000.00	$1,006.00	$3.28
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Municipal Income 2019	.40%
Actual		$1,000.00	$1,007.20	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$1,007.20	$2.04
Hypothetical-C		$1,000.00	$1,022.76	$2.06
Fidelity Municipal Income 2021 Fund
Class A	.66%
Actual		$1,000.00	$1,018.80	$3.30
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Municipal Income 2021	.40%
Actual		$1,000.00	$1,021.00	$2.00
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$1,021.00	$2.00
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Municipal Income 2023 Fund
Class A	.66%
Actual		$1,000.00	$1,034.50	$3.33
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Municipal Income 2023	.40%
Actual		$1,000.00	$1,035.80	$2.02
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$1,035.80	$2.02
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Municipal Income 2025 Fund
Class A	.66%
Actual		$1,000.00	$1,051.80	$3.36
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Municipal Income 2025	.40%
Actual		$1,000.00	$1,053.10	$2.04
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$1,052.10	$2.04
Hypothetical-C		$1,000.00	$1,022.81	$2.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2019, 100% of each fund's income dividends were free from federal income tax, and 8.11%, 9.51%, 9.60% and 16.49% of Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

DMI-ANN-0819
1.926259.108

Item 2.

Code of Ethics

As of the end of the period, June 30, 2019, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2019 Fund	$38,000	$-	$5,100	$400
Fidelity Municipal Income 2021 Fund	$38,000	$100	$5,100	$1,100
Fidelity Municipal Income 2023 Fund	$38,000	$100	$5,100	$1,100
Fidelity Municipal Income 2025 Fund	$38,000	$100	$5,300	$1,100

June 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2019 Fund	$39,000	$100	$5,100	$1,000
Fidelity Municipal Income 2021 Fund	$39,000	$100	$5,100	$1,100
Fidelity Municipal Income 2023 Fund	$39,000	$100	$5,100	$1,100
Fidelity Municipal Income 2025 Fund	$39,000	$100	$5,300	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2019A	June 30, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2019A	June 30, 2018A
Deloitte Entities	$725,000	$380,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019